Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 85,405	$ 84,547	$ 107,028
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,889	25,008	34,113
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,691	17,004	23,233
Asia-Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,072	10,739	7,487
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,705	9,482	11,699
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,543	11,292	16,458
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,519	6,998	6,956
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,010	2,370	4,618
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 976	$ 1,654	$ 2,464